Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
14.	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Deposits	19,577	20,530
Salary and welfare	10,781	14,022
Accrued administrative expenses	2,263	2,360
Rental fee payable	1,330	1,367
Professional fee	1,559	1,184
Liabilities for return allowances	950	1,029
Vehicle fee	726	732
Payable related to employees’ exercise of share-based awards	221	535
Interest payable	134	208
Internet data center fee	366	183
Deferred consideration payables	445	45
Others	5,181	3,790

Total	43,533	45,985